BofA Cash Reserves | Institutional Capital Shares
BofA Cash Reserves
Investment Objective
BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Cash Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Cash Reserves Institutional Capital Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.02%
Total annual Fund operating expenses		0.27%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Cash Reserves Institutional Capital Shares	[1]	20	80	145	336
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and(iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

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Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans.

They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

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Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.00%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.29%
Worst:	4th quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Cash Reserves Institutional Capital Shares	Daily Class Shares	none	2.22%	1.95%

BofA Municipal Reserves | Institutional Capital Shares
BofA Municipal Reserves
Investment Objective
BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Municipal Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Municipal Reserves Institutional Capital Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.26%
Fee waivers and/or reimbursements	[2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Municipal Reserves Institutional Capital Shares	[1]	20	78	140	325
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.00%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	0.76%
Worst:	4th quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Municipal Reserves Institutional Capital Shares	Daily Class Shares	none	1.50%	1.28%

BofA Treasury Reserves | Institutional Capital Shares
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Treasury Reserves Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Treasury Reserves Institutional Capital Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.26%
Fee waivers and/or reimbursements	[2]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Treasury Reserves Institutional Capital Shares	[1]	20	78	140	325
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.00%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.22%
Worst:	4th quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Treasury Reserves Institutional Capital Shares	Daily Class Shares	none	1.89%	1.72%

BofA Government Plus Reserves | Daily Class Shares
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Daily Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		0.35%
Other expenses		0.28%
Service fee		0.25%
Other		0.03%
Total annual Fund operating expenses		0.88%
Fee waivers and/or reimbursements	[2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Daily Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Government Plus Reserves Daily Class Shares	[1]	82	273	480	1,077
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Daily Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Daily Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Daily Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Daily Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.00%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.38%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Government Plus Reserves Daily Class Shares	Capital Class Shares	0.03%	2.52%	2.34%

BofA Connecticut Municipal Reserves | Capital Class Shares
BofA Connecticut Municipal Reserves
Investment Objective
BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Connecticut Municipal Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Connecticut Municipal Reserves Capital Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.11%
Total annual Fund operating expenses		0.36%
Fee waivers and/or reimbursements	[2]	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Capital Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Connecticut Municipal Reserves Capital Class Shares	[1]	20	99	186	440
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax. The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. Connecticut is facing economic and fiscal challenges brought on by the current recession, such as a past fiscal year deficit, a projected current fiscal year deficit, future fiscal year projected current services deficits and falling employment, among other issues. The Governor and the General Assembly continue to take actions designed to address these challenges and consider various corrective actions for them, including, but not limited to, the elimination or reduction of state services, increases in state taxes and reduction of aid to municipalities. In addition, several municipalities in Connecticut are facing similar economic and fiscal challenges as well. Rising costs, slow tax collections and the possibility for a reduction in state aid have caused several municipalities to consider reductions of services and programs, and increases in taxes and fees. There can be no assurances, however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Capital Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund’s Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund’s Retail A shares, the predecessor to the Columbia Connecticut Municipal Reserves’ Retail A shares. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.02%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.47%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Connecticut Municipal Reserves Capital Class Shares	Retail A Shares	0.02%	1.75%	1.44%

BofA Massachusetts Municipal Reserves | Capital Class Shares
BofA Massachusetts Municipal Reserves
Investment Objective
BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Massachusetts Municipal Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Massachusetts Municipal Reserves Capital Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.06%
Total annual Fund operating expenses		0.31%
Fee waivers and/or reimbursements	[2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Capital Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Massachusetts Municipal Reserves Capital Class Shares	[1]	20	89	163	382
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in Massachusetts municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically impacting the ability of issuers of Massachusetts municipal securities to meet their obligations. From time to time, including in recent fiscal years, the Commonwealth of Massachusetts and its various agencies, instrumentalities and political subdivisions have experienced significant financial difficulties. In particular, the Commonwealth has experienced revenue shortfalls. The Commonwealth has taken various actions designed to address such difficulties, including, but not limited to, making spending reductions, placing a greater reliance on federal support and making transfers from the state’s stabilization fund. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Massachusetts municipal securities, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Capital Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.04%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.98%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Massachusetts Municipal Reserves Capital Class Shares	Retail A Shares	0.02%	1.77%	1.50%

BofA Connecticut Municipal Reserves | Investor Class Shares
BofA Connecticut Municipal Reserves
Investment Objective
BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Connecticut Municipal Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Connecticut Municipal Reserves Investor Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		0.10%
Other expenses		0.36%
Service fee		0.25%
Other		0.11%
Total annual Fund operating expenses		0.71%
Fee waivers and/or reimbursements	[2]	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Connecticut Municipal Reserves Investor Class Shares	[1]	56	211	379	867
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax. The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders.

Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in Connecticut municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Connecticut and other factors specifically impacting the ability of issuers of Connecticut municipal securities to meet their obligations. Connecticut is facing economic and fiscal challenges brought on by the current recession, such as a past fiscal year deficit, a projected current fiscal year deficit, future fiscal year projected current services deficits and falling employment, among other issues. The Governor and the General Assembly continue to take actions designed to address these challenges and consider various corrective actions for them, including, but not limited to, the elimination or reduction of state services, increases in state taxes and reduction of aid to municipalities. In addition, several municipalities in Connecticut are facing similar economic and fiscal challenges as well. Rising costs, slow tax collections and the possibility for a reduction in state aid have caused several municipalities to consider reductions of services and programs, and increases in taxes and fees. There can be no assurances, however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund’s Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund’s Retail A shares, the predecessor to the Columbia Connecticut Municipal Reserves’ Retail A shares. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.02%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.47%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Connecticut Municipal Reserves Investor Class Shares	Retail A Shares	0.02%	1.75%	1.44%

BofA Government Plus Reserves | Investor Class Shares
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Investor Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		0.10%
Other expenses		0.28%
Service fee		0.25%
Other		0.03%
Total annual Fund operating expenses		0.63%
Fee waivers and/or reimbursements	[2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Government Plus Reserves Investor Class Shares	[1]	56	194	343	779
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.00%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.38%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Government Plus Reserves Investor Class Shares	Capital Class Shares	0.03%	2.52%	2.34%

BofA Massachusetts Municipal Reserves | Investor Class Shares
BofA Massachusetts Municipal Reserves
Investment Objective
BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Massachusetts Municipal Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Massachusetts Municipal Reserves Investor Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		0.10%
Other expenses		0.31%
Service fee		0.25%
Other		0.06%
Total annual Fund operating expenses		0.66%
Fee waivers and/or reimbursements	[2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Massachusetts Municipal Reserves Investor Class Shares	[1]	56	200	357	812
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in Massachusetts municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically impacting the ability of issuers of Massachusetts municipal securities to meet their obligations. From time to time, including in recent fiscal years, the Commonwealth of Massachusetts and its various agencies, instrumentalities and political subdivisions have experienced significant financial difficulties. In particular, the Commonwealth has experienced revenue shortfalls. The Commonwealth has taken various actions designed to address such difficulties, including, but not limited to, making spending reductions, placing a greater reliance on federal support and making transfers from the state’s stabilization fund. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Massachusetts municipal securities, which investors should carefully consider.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.04%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.98%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Massachusetts Municipal Reserves Investor Class Shares	Retail A Shares	0.02%	1.77%	1.50%

BofA New York Tax-Exempt Reserves | Investor Class Shares
BofA New York Tax-Exempt Reserves
Investment Objective
BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA New York Tax-Exempt Reserves Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA New York Tax-Exempt Reserves Investor Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		0.10%
Other expenses		0.29%
Service fee		0.25%
Other		0.04%
Total annual Fund operating expenses		0.64%
Fee waivers and/or reimbursements	[2]	(0.09%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.55%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA New York Tax-Exempt Reserves Investor Class Shares	[1]	56	196	348	790
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. New York City is the nation’s leading center of banking and finance, and the recent national and international crisis in the financial sectors has had a disproportionate effect on New York City. The economy of New York State is significantly influenced by the financial health of New York City and the surrounding area. As a result, when New York City experiences financial difficulty, it has a substantial impact on the financial condition of New York State. New York State recently announced that its current projected deficit stood at over  $20 billion (twice as large as the original estimate) and that the State might not be able to pay all of its obligations at the end of the year because of a lack of funds. In addition, New York State is party to numerous lawsuits in which an adverse final decision could materially affect the State’s governmental operations and consequently its ability to fulfill its obligations. Moreover, there can be no assurances that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.08%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2007:	0.89%
Worst:	1st quarter 2010:	0.02%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	Life of Fund	Inception Date
BofA New York Tax-Exempt Reserves Investor Class Shares	Capital Class Shares	0.12%	1.86%	1.65%	Feb 15, 2002

BofA Government Plus Reserves | Investor II Class Shares
BofA Government Plus Reserves
Investment Objective
BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Government Plus Reserves Investor II Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Government Plus Reserves Investor II Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		0.10%
Other expenses		0.38%
Service fee		0.25%
Shareholder administration fee		0.10%
Other		0.03%
Total annual Fund operating expenses		0.73%
Fee waivers and/or reimbursements	[2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.65%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Government Plus Reserves Investor II Class Shares	[1]	66	225	398	899
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor II Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor II Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor II Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor II Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.

[1]	Year-to-date return as of June 30, 2011: 0.00%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.38%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 Years
BofA Government Plus Reserves Investor II Class Shares	Capital Class Shares	0.03%	2.52%	2.34%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 9, 2011
Registrant Name	dei_EntityRegistrantName	BofA Funds Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001477434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
BofA Cash Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Cash Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Cash Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and(iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

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Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans.

They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

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Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and(iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Cash Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.29%
Worst:	4th quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Cash Reserves | Institutional Capital Shares | Institutional Capital Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Capital Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.27%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Capital Shares
1 year	rr_ExpenseExampleYear01	20	[3]
3 years	rr_ExpenseExampleYear03	80	[3]
5 years	rr_ExpenseExampleYear05	145	[3]
10 years	rr_ExpenseExampleYear10	336	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.60%	[4]
2002	rr_AnnualReturn2002	1.21%	[4]
2003	rr_AnnualReturn2003	0.48%	[4]
2004	rr_AnnualReturn2004	0.65%	[4]
2005	rr_AnnualReturn2005	2.48%	[4]
2006	rr_AnnualReturn2006	4.34%	[4]
2007	rr_AnnualReturn2007	4.61%	[4]
2008	rr_AnnualReturn2008	2.18%	[4]
2009	rr_AnnualReturn2009	0.09%	[4]
2010	rr_AnnualReturn2010	0.00%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Daily Class Shares
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	2.22%
10 years	rr_AverageAnnualReturnYear10	1.95%
BofA Municipal Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Municipal Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Municipal Reserves (the Fund) seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2007:	0.76%
Worst:	4th quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Municipal Reserves | Institutional Capital Shares | Institutional Capital Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Capital Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Capital Shares
1 year	rr_ExpenseExampleYear01	20	[3]
3 years	rr_ExpenseExampleYear03	78	[3]
5 years	rr_ExpenseExampleYear05	140	[3]
10 years	rr_ExpenseExampleYear10	325	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	2.06%	[4]
2002	rr_AnnualReturn2002	0.75%	[4]
2003	rr_AnnualReturn2003	0.36%	[4]
2004	rr_AnnualReturn2004	0.46%	[4]
2005	rr_AnnualReturn2005	1.66%	[4]
2006	rr_AnnualReturn2006	2.74%	[4]
2007	rr_AnnualReturn2007	2.95%	[4]
2008	rr_AnnualReturn2008	1.76%	[4]
2009	rr_AnnualReturn2009	0.07%	[4]
2010	rr_AnnualReturn2010	0.00%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Daily Class Shares
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	1.50%
10 years	rr_AverageAnnualReturnYear10	1.28%
BofA Treasury Reserves | Institutional Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Treasury Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Institutional Capital shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available. The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus. Institutional Capital shares would have annual returns substantially similar to those of Daily Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Daily Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Institutional Capital shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Institutional Capital shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Daily Class shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Daily Class shares have not been adjusted to reflect any differences in expenses between Institutional Capital shares and Daily Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.22%
Worst:	4th quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Treasury Reserves | Institutional Capital Shares | Institutional Capital Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Capital Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Capital Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Capital Shares
1 year	rr_ExpenseExampleYear01	20	[3]
3 years	rr_ExpenseExampleYear03	78	[3]
5 years	rr_ExpenseExampleYear05	140	[3]
10 years	rr_ExpenseExampleYear10	325	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.36%	[4]
2002	rr_AnnualReturn2002	1.08%	[4]
2003	rr_AnnualReturn2003	0.42%	[4]
2004	rr_AnnualReturn2004	0.55%	[4]
2005	rr_AnnualReturn2005	2.35%	[4]
2006	rr_AnnualReturn2006	4.24%	[4]
2007	rr_AnnualReturn2007	4.22%	[4]
2008	rr_AnnualReturn2008	1.08%	[4]
2009	rr_AnnualReturn2009	0.00%	[4]
2010	rr_AnnualReturn2010	0.00%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Daily Class Shares
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	1.89%
10 years	rr_AverageAnnualReturnYear10	1.72%
BofA Government Plus Reserves | Daily Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Government Plus Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Daily Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Daily Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Daily Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Daily Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Daily Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Daily Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Daily Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Daily Class shares and Capital Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.38%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Government Plus Reserves | Daily Class Shares | Daily Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Daily Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[5]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Daily Class Shares
1 year	rr_ExpenseExampleYear01	82	[3]
3 years	rr_ExpenseExampleYear03	273	[3]
5 years	rr_ExpenseExampleYear05	480	[3]
10 years	rr_ExpenseExampleYear10	1,077	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.99%	[4]
2002	rr_AnnualReturn2002	1.53%	[4]
2003	rr_AnnualReturn2003	1.03%	[4]
2004	rr_AnnualReturn2004	1.22%	[4]
2005	rr_AnnualReturn2005	3.08%	[4]
2006	rr_AnnualReturn2006	4.90%	[4]
2007	rr_AnnualReturn2007	5.11%	[4]
2008	rr_AnnualReturn2008	2.48%	[4]
2009	rr_AnnualReturn2009	0.21%	[4]
2010	rr_AnnualReturn2010	0.03%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Capital Class Shares
1 year	rr_AverageAnnualReturnYear01	0.03%
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	2.34%
BofA Government Plus Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Government Plus Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.38%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Government Plus Reserves | Investor Class Shares | Investor Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Investor Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[5]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	56	[3]
3 years	rr_ExpenseExampleYear03	194	[3]
5 years	rr_ExpenseExampleYear05	343	[3]
10 years	rr_ExpenseExampleYear10	779	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.99%	[4]
2002	rr_AnnualReturn2002	1.53%	[4]
2003	rr_AnnualReturn2003	1.03%	[4]
2004	rr_AnnualReturn2004	1.22%	[4]
2005	rr_AnnualReturn2005	3.08%	[4]
2006	rr_AnnualReturn2006	4.90%	[4]
2007	rr_AnnualReturn2007	5.11%	[4]
2008	rr_AnnualReturn2008	2.48%	[4]
2009	rr_AnnualReturn2009	0.21%	[4]
2010	rr_AnnualReturn2010	0.03%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Capital Class Shares
1 year	rr_AverageAnnualReturnYear01	0.03%
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	2.34%
BofA Government Plus Reserves | Investor II Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Government Plus Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Government Plus Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor II Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS – U.S. Government and Related Obligations in the statement of additional information (SAI) for more information.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor II Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor II Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor II Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor II Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia Government Plus Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investor II Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor II Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor II Class shares and Capital Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.38%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Government Plus Reserves | Investor II Class Shares | Investor II Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor II Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Investor II Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[5]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder administration fee	rr_Component3OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor II Class Shares
1 year	rr_ExpenseExampleYear01	66	[3]
3 years	rr_ExpenseExampleYear03	225	[3]
5 years	rr_ExpenseExampleYear05	398	[3]
10 years	rr_ExpenseExampleYear10	899	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.99%	[4]
2002	rr_AnnualReturn2002	1.53%	[4]
2003	rr_AnnualReturn2003	1.03%	[4]
2004	rr_AnnualReturn2004	1.22%	[4]
2005	rr_AnnualReturn2005	3.08%	[4]
2006	rr_AnnualReturn2006	4.90%	[4]
2007	rr_AnnualReturn2007	5.11%	[4]
2008	rr_AnnualReturn2008	2.48%	[4]
2009	rr_AnnualReturn2009	0.21%	[4]
2010	rr_AnnualReturn2010	0.03%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Capital Class Shares
1 year	rr_AverageAnnualReturnYear01	0.03%
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	2.34%
BofA Connecticut Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Connecticut Municipal Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Capital Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax. The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. Connecticut is facing economic and fiscal challenges brought on by the current recession, such as a past fiscal year deficit, a projected current fiscal year deficit, future fiscal year projected current services deficits and falling employment, among other issues. The Governor and the General Assembly continue to take actions designed to address these challenges and consider various corrective actions for them, including, but not limited to, the elimination or reduction of state services, increases in state taxes and reduction of aid to municipalities. In addition, several municipalities in Connecticut are facing similar economic and fiscal challenges as well. Rising costs, slow tax collections and the possibility for a reduction in state aid have caused several municipalities to consider reductions of services and programs, and increases in taxes and fees. There can be no assurances, however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Capital Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund’s Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund’s Retail A shares, the predecessor to the Columbia Connecticut Municipal Reserves’ Retail A shares. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.47%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Connecticut Municipal Reserves | Capital Class Shares | Capital Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Capital Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.36%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Capital Class Shares
1 year	rr_ExpenseExampleYear01	20	[3]
3 years	rr_ExpenseExampleYear03	99	[3]
5 years	rr_ExpenseExampleYear05	186	[3]
10 years	rr_ExpenseExampleYear10	440	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	1.98%	[7]
2002	rr_AnnualReturn2002	0.84%	[7]
2003	rr_AnnualReturn2003	0.46%	[7]
2004	rr_AnnualReturn2004	0.58%	[7]
2005	rr_AnnualReturn2005	1.81%	[7]
2006	rr_AnnualReturn2006	3.18%	[7]
2007	rr_AnnualReturn2007	3.38%	[7]
2008	rr_AnnualReturn2008	1.97%	[7]
2009	rr_AnnualReturn2009	0.23%	[7]
2010	rr_AnnualReturn2010	0.02%	[7]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail A Shares
1 year	rr_AverageAnnualReturnYear01	0.02%
5 years	rr_AverageAnnualReturnYear05	1.75%
10 years	rr_AverageAnnualReturnYear10	1.44%
BofA Connecticut Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Connecticut Municipal Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax. The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders.

Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in Connecticut municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Connecticut and other factors specifically impacting the ability of issuers of Connecticut municipal securities to meet their obligations. Connecticut is facing economic and fiscal challenges brought on by the current recession, such as a past fiscal year deficit, a projected current fiscal year deficit, future fiscal year projected current services deficits and falling employment, among other issues. The Governor and the General Assembly continue to take actions designed to address these challenges and consider various corrective actions for them, including, but not limited to, the elimination or reduction of state services, increases in state taxes and reduction of aid to municipalities. In addition, several municipalities in Connecticut are facing similar economic and fiscal challenges as well. Rising costs, slow tax collections and the possibility for a reduction in state aid have caused several municipalities to consider reductions of services and programs, and increases in taxes and fees. There can be no assurances, however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders.

Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund’s Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund’s Retail A shares, the predecessor to the Columbia Connecticut Municipal Reserves’ Retail A shares. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.47%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Connecticut Municipal Reserves | Investor Class Shares | Investor Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Investor Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	56	[3]
3 years	rr_ExpenseExampleYear03	211	[3]
5 years	rr_ExpenseExampleYear05	379	[3]
10 years	rr_ExpenseExampleYear10	867	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	1.98%	[7]
2002	rr_AnnualReturn2002	0.84%	[7]
2003	rr_AnnualReturn2003	0.46%	[7]
2004	rr_AnnualReturn2004	0.58%	[7]
2005	rr_AnnualReturn2005	1.81%	[7]
2006	rr_AnnualReturn2006	3.18%	[7]
2007	rr_AnnualReturn2007	3.38%	[7]
2008	rr_AnnualReturn2008	1.97%	[7]
2009	rr_AnnualReturn2009	0.23%	[7]
2010	rr_AnnualReturn2010	0.02%	[7]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail A Shares
1 year	rr_AverageAnnualReturnYear01	0.02%
5 years	rr_AverageAnnualReturnYear05	1.75%
10 years	rr_AverageAnnualReturnYear10	1.44%
BofA Massachusetts Municipal Reserves | Capital Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Massachusetts Municipal Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Capital Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in Massachusetts municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically impacting the ability of issuers of Massachusetts municipal securities to meet their obligations. From time to time, including in recent fiscal years, the Commonwealth of Massachusetts and its various agencies, instrumentalities and political subdivisions have experienced significant financial difficulties. In particular, the Commonwealth has experienced revenue shortfalls. The Commonwealth has taken various actions designed to address such difficulties, including, but not limited to, making spending reductions, placing a greater reliance on federal support and making transfers from the state’s stabilization fund. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Massachusetts municipal securities, which investors should carefully consider.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Capital Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.98%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Massachusetts Municipal Reserves | Capital Class Shares | Capital Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Capital Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Capital Class Shares
1 year	rr_ExpenseExampleYear01	20	[3]
3 years	rr_ExpenseExampleYear03	89	[3]
5 years	rr_ExpenseExampleYear05	163	[3]
10 years	rr_ExpenseExampleYear10	382	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	2.18%	[8]
2002	rr_AnnualReturn2002	0.95%	[8]
2003	rr_AnnualReturn2003	0.49%	[8]
2004	rr_AnnualReturn2004	0.64%	[8]
2005	rr_AnnualReturn2005	1.88%	[8]
2006	rr_AnnualReturn2006	3.21%	[8]
2007	rr_AnnualReturn2007	3.42%	[8]
2008	rr_AnnualReturn2008	2.00%	[8]
2009	rr_AnnualReturn2009	0.25%	[8]
2010	rr_AnnualReturn2010	0.02%	[8]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail A Shares
1 year	rr_AverageAnnualReturnYear01	0.02%
5 years	rr_AverageAnnualReturnYear05	1.77%
10 years	rr_AverageAnnualReturnYear10	1.50%
BofA Massachusetts Municipal Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA Massachusetts Municipal Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in Massachusetts municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically impacting the ability of issuers of Massachusetts municipal securities to meet their obligations. From time to time, including in recent fiscal years, the Commonwealth of Massachusetts and its various agencies, instrumentalities and political subdivisions have experienced significant financial difficulties. In particular, the Commonwealth has experienced revenue shortfalls. The Commonwealth has taken various actions designed to address such difficulties, including, but not limited to, making spending reductions, placing a greater reliance on federal support and making transfers from the state’s stabilization fund. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Massachusetts municipal securities, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Retail A shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.98%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA Massachusetts Municipal Reserves | Investor Class Shares | Investor Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Investor Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	56	[3]
3 years	rr_ExpenseExampleYear03	200	[3]
5 years	rr_ExpenseExampleYear05	357	[3]
10 years	rr_ExpenseExampleYear10	812	[3]
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	2.18%	[8]
2002	rr_AnnualReturn2002	0.95%	[8]
2003	rr_AnnualReturn2003	0.49%	[8]
2004	rr_AnnualReturn2004	0.64%	[8]
2005	rr_AnnualReturn2005	1.88%	[8]
2006	rr_AnnualReturn2006	3.21%	[8]
2007	rr_AnnualReturn2007	3.42%	[8]
2008	rr_AnnualReturn2008	2.00%	[8]
2009	rr_AnnualReturn2009	0.25%	[8]
2010	rr_AnnualReturn2010	0.02%	[8]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail A Shares
1 year	rr_AverageAnnualReturnYear01	0.02%
5 years	rr_AverageAnnualReturnYear05	1.77%
10 years	rr_AverageAnnualReturnYear10	1.50%
BofA New York Tax-Exempt Reserves | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BofA New York Tax-Exempt Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BofA New York Tax-Exempt Reserves (the Fund) seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund	bfst1477434_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Investor Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of  $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and New York individual income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in New York municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of New York and other factors specifically impacting the ability of issuers of New York municipal securities to meet their obligations. New York City is the nation’s leading center of banking and finance, and the recent national and international crisis in the financial sectors has had a disproportionate effect on New York City. The economy of New York State is significantly influenced by the financial health of New York City and the surrounding area. As a result, when New York City experiences financial difficulty, it has a substantial impact on the financial condition of New York State. New York State recently announced that its current projected deficit stood at over  $20 billion (twice as large as the original estimate) and that the State might not be able to pay all of its obligations at the end of the year because of a lack of funds. In addition, New York State is party to numerous lawsuits in which an adverse final decision could materially affect the State’s governmental operations and consequently its ability to fulfill its obligations. Moreover, there can be no assurances that the financial condition of New York will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of New York or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to New York municipal securities, which investors should carefully consider.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may required to file an amended tax return and pay additional taxes as a result.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of  $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below  $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below  $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below  $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below  $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of  $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below  $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of  $1.00 per share.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
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Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information	bfst1477434_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus. Investor Class shares would have annual returns substantially similar to those of Capital Class shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares. The returns shown for periods prior to January 1, 2010 are the returns of Capital Class shares of Columbia New York Tax-Exempt Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investor Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Investor Class shares of the Fund is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Capital Class shares of the Fund, which are not offered in this prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown for Capital Class shares have not been adjusted to reflect any differences in expenses between Investor Class shares and Capital Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2007:	0.89%
Worst:	1st quarter 2010:	0.02%

Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
BofA New York Tax-Exempt Reserves | Investor Class Shares | Investor Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Investor Class Shares
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Service fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	56	[3]
3 years	rr_ExpenseExampleYear03	196	[3]
5 years	rr_ExpenseExampleYear05	348	[3]
10 years	rr_ExpenseExampleYear10	790	[3]
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	0.94%	[9]
2004	rr_AnnualReturn2004	1.06%	[9]
2005	rr_AnnualReturn2005	2.22%	[9]
2006	rr_AnnualReturn2006	3.31%	[9]
2007	rr_AnnualReturn2007	3.50%	[9]
2008	rr_AnnualReturn2008	2.06%	[9]
2009	rr_AnnualReturn2009	0.37%	[9]
2010	rr_AnnualReturn2010	0.12%	[9]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.08%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Capital Class Shares
1 year	rr_AverageAnnualReturnYear01	0.12%
5 years	rr_AverageAnnualReturnYear05	1.86%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002

[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	Remember this is an example only. Your actual costs may be higher or lower.
[4]	Year-to-date return as of June 30, 2011: 0.00%
[5]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[6]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[7]	Year-to-date return as of June 30, 2011: 0.02%
[8]	Year-to-date return as of June 30, 2011: 0.04%
[9]	Year-to-date return as of June 30, 2011: 0.08%